Trade receivables and other customer-related balances - Ageing of receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value of financial instruments
Receivables	€ 15,799	€ 14,954
Payment terms	89 days	104 days
Trade receivables
Fair value of financial instruments
Receivables	€ 5,248	€ 4,921
Total net receivables | Credit risk
Fair value of financial instruments
Receivables	6,003	6,125
Reclassifications		29
Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	5,580	5,540
Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	154	150
Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	164	219
Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	105	216
Gross carrying amount | Total net receivables | Credit risk
Fair value of financial instruments
Receivables	6,229	6,722
Gross carrying amount | Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	5,658	5,747
Gross carrying amount | Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	163	158
Gross carrying amount | Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	195	299
Gross carrying amount | Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	213	518
Gross carrying amount | Total net receivables | Trade receivables | Credit risk
Fair value of financial instruments
Receivables	5,465	5,270
Gross carrying amount | Total net receivables | Trade receivables | Current | Credit risk
Fair value of financial instruments
Receivables	4,894	4,404
Gross carrying amount | Total net receivables | Trade receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	163	157
Gross carrying amount | Total net receivables | Trade receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	195	279
Gross carrying amount | Total net receivables | Trade receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	213	430
Gross carrying amount | Total net receivables | Contract assets | Credit risk
Fair value of financial instruments
Receivables	694	1,136
Gross carrying amount | Total net receivables | Contract assets | Current | Credit risk
Fair value of financial instruments
Receivables	694	1,136
Gross carrying amount | Total net receivables | Contract assets | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Contract assets | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Contract assets | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	0	0
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Credit risk
Fair value of financial instruments
Receivables	70	316
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Current | Credit risk
Fair value of financial instruments
Receivables	70	207
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	0	1
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	0	20
Gross carrying amount | Total net receivables | Customer financing-related loan receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	0	88
Accumulated impairment | Total net receivables | Credit risk
Fair value of financial instruments
Receivables	(226)	(597)
Accumulated impairment | Total net receivables | Current | Credit risk
Fair value of financial instruments
Receivables	(78)	(207)
Accumulated impairment | Total net receivables | Past due 1-30 days | Credit risk
Fair value of financial instruments
Receivables	(9)	(8)
Accumulated impairment | Total net receivables | Past due 31-180 days | Credit risk
Fair value of financial instruments
Receivables	(31)	(80)
Accumulated impairment | Total net receivables | Past due more than 180 days | Credit risk
Fair value of financial instruments
Receivables	€ (108)	€ (302)